Summary of Significant Accounting Policies- Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2019 USD ($) OperatingLease shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) OperatingLease shares	Dec. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Excess of federal deposits insurance limit			$ 249,900,000		$ 2,261,000
Intellectual property related expenses	$ 100,000	$ 100,000	$ 300,000	$ 300,000	$ 453,000	$ 203,000
Number of shares related to convertible preferred stock included in diluted net loss calculation | shares	0	0	0	0	0
Number of operating lease | OperatingLease			1		1
Money market funds					$ 98,268,000
Dividend yield					0
Maximum
Significant Accounting Policies [Line Items]
Cash FDIC insured amount	$ 250,000		$ 250,000		$ 250,000
Estimated useful life			7 years		7 years
Minimum
Significant Accounting Policies [Line Items]
Estimated useful life			3 years		3 years